Intangible assets, net	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 10 – Intangible assets, net

Intangible assets consisted of the following:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)
Software	$20,893	$19,681
Distribution rights	337,827	337,827
Total intangible assets	358,720	357,508
Less: accumulated amortization	(98,350)	(20,213)
Total intangible assets, net	$260,370	$337,295

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Amortization expense for the six months ended June 30, 2025 and 2024 amounted to $77,904 and $5,631, respectively. Impairment of intangibles assets for the six months ended June 30, 2025 and 2024 amounted to nil and $14,755,560, respectively.

The following table sets forth the Company’s amortization expense for the next five years ending:

Amortization
expenses
Twelve months ending June 30, 2026	$156,957
Twelve months ending June 30, 2027	88,966
Twelve months ending June 30, 2028	11,192
Twelve months ending June 30, 2029	3,255
Twelve months ending June 30, 2030	-
Total	$260,370